Annual Fund Operating Expenses - Grandeur Peak Global Opportunities Fund	Dec. 16, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.02%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.59%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.02%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.34%

[1]	As part of the Expense Agreement, the Adviser has agreed through at least September 1, 2026, to reduce annual management fees of 1.25% to 1.00% on assets of the Fund that exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.
[2]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, taxes, and extraordinary expenses such as litigation expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2026, except with the approval of the Trust’s Board of Trustees.